Trade Accounts and Other Payables - Summary of Trade Accounts and Other Payables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Text block [Abstract]
Accounts and notes payables	¥ 3,819,334	¥ 3,168,084
Other payables	1,166,974	1,124,008
Total	¥ 4,986,309	¥ 4,292,092